Vessels in Operation (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended		7 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jul. 03, 2020 USD ($)	Jul. 31, 2020	Jul. 20, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 13, 2021 USD ($)	Jul. 29, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Intangible Liabilities - Charter Agreements							$ 14,218	$ 55,376	$ 4,462
Net loss from the sale of vessels							(0)	7,770	(244)
Impairment Loss							3,033	0	8,497
Property, Plant and Equipment, Net							$ 1,623,307	1,682,816
Number of unencumbered vessels							5
Ballast water treatments and other additions amount							$ 4,881	$ 6,139
2027 Secured Notes (a) [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral							20
Other Loan Facilities [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral							40
Four Vessels [Member]
Property, Plant and Equipment [Line Items]
Intangible Liabilities - Charter Agreements										$ 17,100
Capacity in TEUs								5,470
Aggregate purchase price								$ 148,000
Twelve Vessels [Member]
Property, Plant and Equipment [Line Items]
Intangible Liabilities - Charter Agreements											$ 76,193
Aggregate purchase price								$ 233,890
La Tour Containership [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 16,514
Collateral description			the vessel was released as collateral under the Company’s $236,200 senior secured loan facility with Hayfin Capital Management, LLP (the “New Hayfin Credit Facility”)
Net gain from vessel sale			$ 7,770
GSL Nicoletta [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date							Feb. 21, 2020
Year build							2002
Capacity in TEUs							6,840
Aggregate purchase price							$ 12,660
GSL Christen [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date							Jan. 29, 2020
Year build							2002
Capacity in TEUs							6,840
Aggregate purchase price							$ 13,000
Utrillo [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						$ 3,411
Collateral description						the vessel was released as collateral under the Company’s 2022 Notes and Citi Credit Facility
Capacity in TEUs					2,200
GSL Matisse [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				$ 3,441
Collateral description				the vessel was released as collateral under the Company’s 2022 Notes and Citi Credit Facility
Capacity in TEUs					2,200
GSL Matisse And Utrillo [Member]
Property, Plant and Equipment [Line Items]
Net loss from the sale of vessels									244
Impairment Loss	$ 912	$ 7,585							$ 8,497
GSL Matisse And Utrillo [Member] | Unamortized Drydocking Costs [Member]
Property, Plant and Equipment [Line Items]
Aggregate purchase price	$ 38
One Vessel Group [Member]
Property, Plant and Equipment [Line Items]
Impairment Loss							3,033
Property, Plant and Equipment, Net							9,033
Fair value of property, plant and equipment							$ 6,000